Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

August 26, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	CRM Mutual Fund Trust

  (Registration Statement File Nos. 333-123998 and 811-21749)

Ladies and Gentlemen:

On behalf of our client, CRM Mutual Fund Trust, a Delaware statutory trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 25 under the Investment Company Act of 1940, as amended (the “Amendment”) with respect to CRM Global Opportunity Fund (the “Fund”), a series of the Registrant.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect a change in the principal investment strategy of the Fund. The Amendment is to be effective on October 28, 2015.

Please call the undersigned at (617) 951-8458 or Lea Anne Copenhefer at (617) 951-8515 with any questions relating to the filing.

Sincerely,

/s/Jeremy B. Kantrowitz
Jeremy B. Kantrowitz